FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
Carrying Value [Member] | Level 1 [Member]
Non-Derivatives [Abstract]
Cash and cash equivalents	$ 48,478		$ 103,100
Restricted cash and short-term investments	175,788		170,176
High-yield bonds (1)	212,085	[1]	214,100	[1]
Carrying Value [Member] | Level 2 [Member]
Non-Derivatives [Abstract]
Long-term debt - floating	873,290	[2]	675,371	[2]
Obligations under capital leases	164,840	[2]	159,008	[2]
Derivatives [Abstract]
Interest rate swaps asset (3) (4)	4,237	[3],[4]	5,335	[3],[4]
Cross currency interest rate swap liabilities	19,950	[5]	16,804	[5]
Interest rate swaps liability (3) (4)	16,702	[3],[4]	15,119	[3],[4]
Carrying Value [Member] | Level 3 [Member]
Non-Derivatives [Abstract]
Short-term debt due to related party	20,000		0
Fair Value [Member] | Level 1 [Member]
Non-Derivatives [Abstract]
Cash and cash equivalents	48,478		103,100
Restricted cash and short-term investments	175,788		170,176
High-yield bonds (1)	224,174	[1]	221,166	[1]
Fair Value [Member] | Level 2 [Member]
Non-Derivatives [Abstract]
Long-term debt - floating	873,290	[2]	675,371	[2]
Obligations under capital leases	164,840	[2]	159,008	[2]
Derivatives [Abstract]
Interest rate swaps asset (3) (4)	4,237	[3],[4]	5,335	[3],[4]
Cross currency interest rate swap liabilities	19,950	[5]	16,804	[5]
Interest rate swaps liability (3) (4)	16,702	[3],[4]	15,119	[3],[4]
Fair Value [Member] | Level 3 [Member]
Non-Derivatives [Abstract]
Short-term debt due to related party	$ 20,000		$ 0

[1]	High-yield bonds with a carrying value of $212.1 million and $214.1 million as of June 30, 2014 and December 31, 2013, respectively, is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2014 was $224.2 million, which is 105.70% of their face value.
[2]	Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.
[3]	The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of June 30, 2014 and December 31, 2013 was a net liability of $0.5 million (with a notional amount of $324.4 million) and a net liability of $3.5 million (with a notional amount of $287.1 million), respectively. The expected maturity of these interest rate agreements is from May 2015 to October 2020.
[4]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[5]	We issued NOK denominated senior unsecured bonds (high-yield bonds). In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2014, the following are the details on the cross currency interest rate swap:Instrument(in thousands)Notional amountMaturity dateRateFair value asset/(liability)In NOKIn USDCross currency interest rate swap1,300,000227,193Oct 20176.485%(19,950)As of June 30, 2014 and December 31, 2013, our accumulated other comprehensive income included an unrealized loss of $5.1 million and an unrealized loss of $4.0 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.